INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Disclosure of income expense
The following table summarises the major components of income tax expense for the periods presented.

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Current income tax:
Current income tax charge	294	242	158
Adjustment in respect of current income tax from prior periods	—	24	(2)
Total current tax	294	266	156
Deferred tax:
Relating to the origination and reversal of temporary differences	196	(56)	27
Adjustment in respect of deferred income tax from prior periods	(3)	3	(1)
Relating to changes in tax rates or the imposition of new taxes	(16)	(43)	(51)
Total deferred tax	177	(96)	(25)
Income tax charge per the income statement	471	170	131

Disclosure of income tax relating to components of other comprehensive income
The following table summarises the taxes on items recognised in other comprehensive income and directly within equity for the periods presented.

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Taxes charged (credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	—	(2)	5
Deferred tax on net gain/loss on net investment hedges	(27)	(22)	46
Deferred tax on net gain/loss on pension plan remeasurements	18	(14)	—
Total taxes charged (credited) to OCI	(9)	(38)	51
Taxes charged (credited) to equity:
Deferred tax charge (credit): share based compensation	(12)	(5)	(15)
Current tax charge (credit): share based compensation	(2)	—	—
Total taxes charged (credited) to equity	(14)	(5)	(15)

Disclosure of effective income tax rate reconciliation
Accordingly, the following tables provide reconciliations of (1) the Group’s income tax expense at the statutory US federal tax rate for year ended 31 December 2015 to the Group’s actual income tax expense for the periods presented and (2) the Group’s income tax expense at the UK statutory tax rate for the years ended 31 December 2017 and 31 December 2016 to the actual income tax expense for the period presented:

31 December 2015
€ million
Accounting profit before tax from continuing operations	644

Tax expense at the US statutory rate of 35%	225
Taxation of foreign operations, net(A)	(112)
US taxation of foreign earnings, net of tax credits	64
Non-deductible expense items for tax purposes	3
Rate and law change benefit, net(B)	(51)
Other, net	2
Total provision for income taxes	131

(A)
The Group’s effective tax rate reflects the benefit, net of income tax contingencies, of having all of the operations outside the US, most of which are taxed at statutory rates lower than the statutory US rate of 35%, with the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities.

(B)
During the second half of 2015, the UK enacted a corporate income tax rate reduction of 2%, consisting of a 1% reduction effective 1 April 2017, and 1% reduction effective 1 April 2020. As a result, the Group recognised a deferred tax benefit of €50 million during the second half of 2015 to reflect the impact of this change.

	31 December 2017	31 December 2016
	€ million	€ million
Accounting profit before tax from continuing operations	1,159	719

Tax expense at the UK statutory rate	223	144
Taxation of foreign operations, net (A)	86	(11)
Non-deductible expense items for tax purposes	7	13
Non-deductible transaction costs	—	10
Rate and law change benefit, net (B)(C)(D)(E)	(16)	(43)
Deferred taxes not recognised(F)	174	30
Adjustment in respect of prior periods	(3)	27
Total provision for income taxes	471	170

(A)
This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 19.25% for 2017, and 20% for 2016, with the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities. In 2017, the amount also includes a net €125 million charge related to the deemed repatriation of profits to the US under The Tax Cuts and Jobs Act of 2017 (the “the US Tax Act”).

(B)
In December 2017, the US enacted a corporate income tax rate reduction from 35% to 21%, effective 1 January 2018. As a result, the Group recognised a deferred tax expense of €16 million to reflect the impact of this change.

(C)
During the second half of 2016, France enacted a corporate income tax rate reduction from 33.33% to 28% effective for tax years beginning on or after 1 January 2018. As a result, the Group recognised a deferred tax benefit of €28 million during the second half of 2016 to reflect the impact of this change. In December 2017, France enacted a further stepwise corporate income tax rate reduction, ultimately reaching 25% effective 1 January 2022. The Group recognised in 2017 a deferred tax benefit of €11 million to reflect the impact of this change.

(D)
In December 2017, Belgium enacted an incremental corporate income tax rate reduction from 34%, ultimately reaching 25%, effective 1 January 2020. As a result the Group recognised a deferred tax benefit of €20 million to reflect the impact of this change.

(E)
During the second half of 2016, the UK enacted a corporate income tax rate reduction of 1% effective 1 April 2020. As a result, the Group recognised a deferred tax benefit of €14 million during the second half of 2016 to reflect the impact of this change.

(F)	In 2017, deferred taxes not recognised include a €178 million charge related to the reduction of foreign tax credits as a result of the US Tax Act.

Disclosure of deferred tax liabilities and assets
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the period presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Net operating loss and other carryforwards	Employee and retiree benefit accruals	Tax credit carryforwards, net	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2016	1,980	318	80	(72)	(124)	(258)	50	1,974
Amount charged/credited to income statement (excluding effect of tax rate changes)	2	(21)	(12)	45	20	165	(6)	193
Effect of tax rate changes on income statement	(33)	(13)	3	8	14	—	5	(16)
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	—	—	—	—	17	—	—	17
Effect of tax rate changes on OCI	—	—	(27)	—	1	—	—	(26)
Amount charged/credited to equity (excluding effect of tax rate changes)	—	—	—	—	(20)	—	—	(20)
Effect of tax rate changes on equity	—	—	—	—	8	—	—	8
Acquired through business combinations	63	(45)	—	—	(2)	46	(7)	55
Balance sheet reclassifications	(2)	2	—	—	—	—	—	—
Effect of movements in foreign exchange	(13)	(4)	(13)	5	3	19	(1)	(4)
As at 31 December 2017	1,997	237	31	(14)	(83)	(28)	41	2,181